CAPITAL RISK MANAGEMENT - Debt Leverage Ratio (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted net debt	$ 20,037	$ 17,844
Divided by: trailing 12-month adjusted EBITDA	$ 5,887	$ 5,857
Debt leverage ratio	3.4	3.0